RESEARCH AND DEVELOPMENT EXPENSES, net	12 Months Ended
Dec. 31, 2019
RESEARCH AND DEVELOPMENT EXPENSES, net.
RESEARCH AND DEVELOPMENT EXPENSES, net

NOTE 19 - RESEARCH AND DEVELOPMENT EXPENSES, net:

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Payroll and related expenses	623	552	653
Professional services	2,345	2,297	2,218
Share-based payments	671	872	793
Clinical and pre-clinical trials	12,840	20,373	27,940
Intellectual property development	317	290	401
Other	623	478	964
	17,419	24,862	32,969